UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stephen L. Farley
           --------------------------------------------------
Address:   c/o Farley Capital L.P.
           --------------------------------------------------
           780 Third Avenue, Suite 3801
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  028-10425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen L. Farley
           --------------------------------------------------
Title:     n/a
           --------------------------------------------------
Phone:     (212) 421-8741
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Stephen L. Farley         New York, New York      May 16, 2005
       ------------------------   ------------------------ -----------------




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Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             22
                                               -------------

Form 13F Information Table Value Total:          $245,667
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                       NONE













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
                                                       FORM 13F INFORMATION TABLE
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                   CUSIP       CLASS  x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------ ----------- --------- -------- -------- --- ---- -------- --------- --------------------------
AMGEN INC                       031162100   COM           138    2,370  SH        SOLE      NO       2,370
BERKSHIRE HATHAWAY INC DEL      084670108   CL A        8,874      102  SH        SOLE      NO         102
BERKSHIRE HATHAWAY INC DEL      084670207   CL B          294      103  SH        SOLE      NO         103
CARMAX INC                      143130102   COM         7,352  233,400  SH        SOLE      NO     233,400
CLIFTON SVGS BANCORP INC        18712Q103   COM           170   15,200  SH        SOLE      NO      15,200
DOVER MOTORSPORTS INC           260174107   COM         4,191  829,870  SH        SOLE      NO     829,870
ECHOSTAR COMMUNICATIONS NEW     278762109   CL A        3,042  104,000  SH        SOLE      NO     104,000
GOLDEN WEST FINL CORP DEL       381317106   COM        25,846  427,200  SH        SOLE      NO     427,200
INTERNATIONAL SPEEDWAY CORP     460335201   CL A        5,115   94,286  SH        SOLE      NO      94,286
JACOBS ENGR GROUP INC DEL       469814107   COM           779   15,000  SH        SOLE      NO      15,000
KEARNY FINL CORP                487169104   COM           288   25,923  SH        SOLE      NO      25,923
MOHAWK INDS INC                 608190104   COM        15,343  182,000  SH        SOLE      NO     182,000
MOODYS CORP                     615369105   COM         8,692  107,500  SH        SOLE      NO     107,500
NORTH FORK BANCORPORATION NY    659424105   COM         1,942   70,000  SH        SOLE      NO      70,000
OUTDOOR CHANNEL HLDGS INC       690027206   COM NEW     6,459  453,250  SH        SOLE      NO     453,250
SCRIPPS E W CO OHIO             811054204   CL A       12,704  260,600  SH        SOLE      NO     260,600
SLM CORP                        78442P106   COM        11,376  228,250  SH        SOLE      NO     228,250
PROGRESSIVE CORP OHIO           743315103   COM        81,920  892,767  SH        SOLE      NO     892,767
TJX COS INC NEW                 872540109   COM           419   17,000  SH        SOLE      NO      17,000
TRACTOR SUPPLY CO               892356106   COM         4,365  100,000  SH        SOLE      NO     100,000
WALGREEN CO                     931422109   COM        36,971  832,300  SH        SOLE      NO     832,300
WASTE INDUSTRIES USA INC        941057101   COM         9,387  675,300  SH        SOLE      NO     675,300
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